Attorneys At Law 1025 Thomas Jefferson Street, NW | Suite 400 West Washington, DC 20007-5208 202.965.8100 | fax 202.965.8104 www.carltonfields.com

W. THOMAS CONNER Shareholder 202.965.8139 Direct Dial TConner@carltonfields.com	Atlanta Florham Park Hartford Los Angeles Miami New York Orlando Tallahassee Tampa Washington, DC West Palm Beach

February 27, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Registration Statement on Form S-3

GraniteShares Gold Trust

To the Commission:

On behalf of GraniteShares Gold Trust (the “Trust”), we are transmitting for filing under the Securities Act of 1933, as amended (the “Securities Act”), the Trust’s registration statement on Form S-3 (the “Registration Statement”) for interests in the Trust.

The Registration Statement is being filed in accordance with Rule 415(a)(6) of the Securities Act to satisfy the requirement under Rule 415(a)(5) to file a new registration statement before three years have elapsed since the filing of the Trust’s last initial registration statement. The Registration Statement updates information in the Trust’s prospectus. The Registration Statement includes an updated Part II, Facing Sheet, signature pages, and required exhibits.

If you have any questions or comments regarding the Registration Statement, please call the undersigned at (202) 965-8139.

Very truly yours,

/s/ W. Thomas Conner

W. Thomas Conner

Shareholder

cc:	William Rhind, Chief Executive Officer and Chief Financial Officer, GraniteShares, Inc.

Carlton Fields, P.A.

Carlton Fields, P.A. practices law in California through Carlton Fields, LLP